UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2015 to February 29, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Canada - 99.0%
Inter Pipeline Ltd.1	86,472	$1,584,406
Pembina Pipeline Corp.1	61,791	1,538,617
TransCanada Corp.	40,701	1,491,809
Enbridge, Inc.1	41,834	1,475,895
ARC Resources Ltd.1	108,476	1,437,430
Crescent Point Energy Corp.1	114,950	1,399,324
Suncor Energy, Inc.	55,767	1,361,857
Canadian Natural Resources Ltd.1	59,498	1,242,140
Cameco Corp.	100,713	1,217,835
Keyera Corp.	43,956	1,217,178
Cenovus Energy, Inc.	99,102	1,132,511
AltaGas Ltd.1	46,085	1,094,459
Peyto Exploration & Development Corp.1	49,969	1,026,973
Vermilion Energy, Inc.1	34,836	946,379
Encana Corp.	205,019	885,399
PrairieSky Royalty Ltd.1	49,184	799,884
Veresen, Inc.1	92,985	545,719
Whitecap Resources, Inc.1	93,971	530,694
Enbridge Income Fund Holdings, Inc.1	24,129	514,429
Gibson Energy, Inc.	39,649	503,735
Parkland Fuel Corp.1	28,621	438,421
ShawCor Ltd.	20,300	412,414
Mullen Group Ltd.1	28,814	308,859
Precision Drilling Corp.1	92,078	295,008
Pason Systems, Inc.	22,341	271,964
Secure Energy Services, Inc.1	38,026	208,012
Enerflex Ltd.	24,867	189,816

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Canada - 99.0% (continued)
Freehold Royalties Ltd.1	23,885	$188,492
Enerplus Corp.1	64,913	187,848
TORC Oil & Gas Ltd.1	35,664	161,128
Ensign Energy Services, Inc.	38,973	144,142
Canadian Energy Services & Technology Corp.1	59,482	134,368
Pengrowth Energy Corp.	170,706	127,280
Bonterra Energy Corp.	8,127	115,132
Surge Energy, Inc.1	69,473	109,754
Bonavista Energy Corp.1	61,877	107,346
Trinidad Drilling Ltd.	69,814	76,792
Total Canada		25,423,449
Total Common Stocks
(Cost $39,924,421)		25,423,449
SECURITIES LENDING COLLATERAL†,2 - 38.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	9,940,298	9,940,298
Total Securities Lending Collateral
(Cost $9,940,298)		9,940,298
Total Investments - 137.7%
(Cost $49,864,719)		$35,363,747
Other Assets & Liabilities, net - (37.7)%		(9,682,865)
Total Net Assets - 100.0%		$25,680,882

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$25,423,449	$—	$—	$25,423,449
Securities Lending Collateral	9,940,298	—	—	9,940,298
Total	$35,363,747	$—	$—	$35,363,747

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 86.8%
Link REIT	124,136	$700,007
Sun Hung Kai Properties Ltd.	61,195	683,472
Sino Land Company Ltd.	481,474	668,700
China Overseas Land & Investment Ltd.	224,992	668,366
China Resources Land Ltd.	268,513	640,883
Hongkong Land Holdings Ltd.	106,000	622,220
Cheung Kong Property Holdings Ltd.	112,000	573,240
Henderson Land Development Company Ltd.	101,620	548,863
New World Development Company Ltd.	526,648	441,574
Hang Lung Properties Ltd.	218,934	384,028
Evergrande Real Estate Group Ltd.	503,822	329,137
Wheelock & Company Ltd.	83,149	328,270
China Vanke Company Ltd. — Class H	135,791	305,943
Country Garden Holdings Company Ltd.	836,559	304,452
Swire Properties Ltd.	108,196	278,277
Dalian Wanda Commercial Properties Company Ltd. — Class H1	67,078	275,173
New World China Land Ltd.	279,244	266,455
Hysan Development Company Ltd. — Class A	65,495	259,414
Hang Lung Group Ltd.	87,415	227,639
Shimao Property Holdings Ltd.	125,297	162,097
Longfor Properties Company Ltd.	125,631	154,289
Sino-Ocean Land Holdings Ltd.	347,652	152,005
Kerry Properties Ltd.	64,631	151,767
Fortune REIT	140,536	147,835
Fullshare Holdings Ltd.*	546,447	139,842
Guangzhou R&F Properties Company Ltd. — Class H	104,708	123,611
Sunac China Holdings Ltd.	186,122	119,675
Champion REIT	225,224	109,481
Chinese Estates Holdings Ltd.	49,386	108,347
Shenzhen Investment Ltd.	296,113	107,385
China Jinmao Holdings Group Ltd.	408,713	101,966
Yuexiu Property Company Ltd.	637,617	89,376
Shui On Land Ltd.	354,758	88,962
SOHO China Ltd.	193,219	86,718
KWG Property Holding Ltd.	139,347	82,073
Renhe Commercial Holdings Company Ltd.*	1,991,929	80,690
Great Eagle Holdings Ltd.	25,799	75,146
Agile Property Holdings Ltd.	149,470	69,006
China South City Holdings Ltd.2	329,549	65,264

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 86.8% (continued)
Hopson Development Holdings Ltd.*	65,031	$63,558
CIFI Holdings Group Company Ltd.	284,000	56,974
Yuexiu REIT	108,335	56,702
Joy City Property Ltd.	410,000	55,889
Poly Property Group Company Ltd.2	200,177	54,574
Sunlight REIT	106,044	52,776
Greentown China Holdings Ltd.	64,573	51,651
E-House China Holdings Ltd. ADR2	7,624	44,295
K Wah International Holdings Ltd.	116,225	41,102
Yanlord Land Group Ltd. *	54,163	40,818
Tian An China Investment Company Ltd.	80,427	39,820
China Overseas Grand Oceans Group Ltd.	92,416	29,949
Glorious Property Holdings Ltd.*	256,300	25,709
Total Financial		11,335,465
Diversified - 11.9%
Wharf Holdings Ltd.	133,306	669,431
Swire Pacific Ltd. — Class A	61,394	598,454
Swire Pacific Ltd. — Class B	97,685	176,624
Goldin Properties Holdings Ltd.*,2	133,506	60,434
Carnival Group International Holdings Ltd.*	377,945	54,435
Total Diversified		1,559,378
Consumer, Cyclical - 1.1%
Red Star Macalline Group Corporation Ltd. — Class H*,1	109,278	92,047
China New City Commercial Development Ltd.*	46,047	45,833
Total Consumer, Cyclical		137,880
Total Common Stocks
(Cost $18,189,732)		13,032,723
SECURITIES LENDING COLLATERAL†,3 - 1.5%

BNY Mellon Separately Managed Cash Collateral Account, 0.3525%	194,039	194,039
Total Securities Lending Collateral
(Cost $194,039)		194,039
Total Investments - 101.3%
(Cost $18,383,771)		$13,226,762
Other Assets & Liabilities, net - (1.3)%		(173,628)
Total Net Assets - 100.0%		$13,053,134

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $367,220 (cost $524,109), or 2.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 – See Note 4.
3	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$13,032,723	$—	$—	$13,032,723
Securities Lending Collateral	194,039	—	—	194,039
Total	$13,226,762	$—	$—	$13,226,762

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 29, 2016 compared to the valuation levels at then end of the previous fiscal year are detailed below:

Transfer from Level 2 to Level 1	$ 573,240

The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Cyclical - 19.4%
Qunar Cayman Islands Ltd. ADR*,1	24,921	$924,321
Xinyi Glass Holdings Ltd.	1,452,359	767,629
Intime Retail Group Company Ltd.	972,188	758,882
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	398,470	717,396
Minth Group Ltd.	379,171	685,576
Air China Ltd. — Class H	1,091,974	647,365
Skyworth Digital Holdings Ltd.	1,114,323	629,087
Digital China Holdings Ltd.*	522,024	602,840
Fuyao Glass Industry Group Company Ltd. — Class H*,2	289,257	575,081
China Southern Airlines Company Ltd. — Class H	1,008,480	565,443
Red Star Macalline Group Corporation Ltd. — Class H*,2	607,674	511,855
Weichai Power Company Ltd. — Class H	554,000	505,116
Homeinns Hotel Group ADR*,1	13,768	479,815
China Travel International Investment Hong Kong Ltd.	1,363,215	473,329
China Eastern Airlines Corporation Ltd. — Class H*	986,280	462,944
China Lodging Group Ltd. ADR1	16,160	452,480
BAIC Motor Corporation Ltd. — Class H2	600,826	428,050
Imperial Pacific International Holdings Ltd.*,1	25,722,914	416,798
China Dongxiang Group Company Ltd.	1,896,881	409,813
Li Ning Company Ltd.*	904,552	395,501
BEP International Holdings Ltd.	4,693,136	380,224
China Jiuhao Health Industry Corporation Ltd.	2,650,000	364,641
China Jicheng Holdings Ltd.*,2	2,148,498	359,181
Golden Eagle Retail Group Ltd.	279,519	323,152
Baoxin Auto Group Ltd.	497,680	312,325
Cosmo Lady China Holdings Company Ltd.2	358,193	300,792
China New City Commercial Development Ltd.*	270,470	269,213
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	704,469	265,439
Pou Sheng International Holdings Ltd.*,1	1,200,274	253,139
Bona Film Group Ltd. ADR*,1	18,523	250,986
500.com Ltd. ADR*,1	13,362	249,469
China Harmony New Energy Auto Holding Ltd.	432,162	236,195
XTEP International Holdings Ltd.	499,647	233,241
C.banner International Holdings Ltd.	582,980	213,665
Haichang Ocean Park Holdings Ltd.*,2	915,156	198,892

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 19.4% (continued)
Xinhua Winshare Publishing and Media Company Ltd. — Class H	250,665	$198,568
NewOcean Energy Holdings Ltd.	566,247	198,066
Cabbeen Fashion Ltd.	377,216	196,948
Yestar International Holdings Company Ltd.	497,254	189,920
Dah Chong Hong Holdings Ltd.1	459,599	184,994
China ZhengTong Auto Services Holdings Ltd.	479,880	167,856
Neo Telemedia Ltd.*	3,597,880	166,566
China Lilang Ltd.	268,387	163,252
TCL Multimedia Technology Holdings Ltd.1	290,021	162,239
China Yongda Automobiles Services Holdings Ltd.	296,393	161,610
Zhongsheng Group Holdings Ltd.	356,667	160,992
Jinmao Investments and Jinmao China Investments Holdings Ltd.	273,546	140,358
Sinotruk Hong Kong Ltd.	378,336	136,716
Jumei International Holding Ltd. ADR*	21,208	133,398
Bosideng International Holdings Ltd.1	1,646,865	131,306
Kandi Technologies Group, Inc.*,1	18,792	130,980
361 Degrees International Ltd.	459,735	130,067
Hengdeli Holdings Ltd.	1,320,077	129,017
Ajisen China Holdings Ltd.	347,447	127,341
Qingling Motors Company Ltd. — Class H	426,760	122,384
Springland International Holdings Ltd.	570,105	112,171
Weiqiao Textile Co. — Class H	236,142	101,427
China Animation Characters Company Ltd.*	253,744	95,935
Parkson Retail Group Ltd.	727,413	86,061
Hisense Kelon Electrical Holdings Company Ltd. — Class H*	227,598	78,440
Universal Health International Group Holding Ltd.1	547,091	73,873
Xinchen China Power Holdings Ltd.*	507,256	73,712
Welling Holding Ltd.	503,641	68,006
REXLot Holdings Ltd.*,†††,1,3	9,459,651	0
Total Consumer, Cyclical		19,442,078
Financial - 18.5%
Far East Horizon Ltd.	1,241,102	917,721
China Everbright Ltd.	486,665	897,459
Fullshare Holdings Ltd.*	3,034,852	776,652
Guangzhou R&F Properties Company Ltd. — Class H	580,309	685,074
Chongqing Rural Commercial Bank Company Ltd. — Class H	1,435,859	672,123
Sunac China Holdings Ltd.	1,027,920	660,944

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 18.5% (continued)
Shengjing Bank Company Ltd. — Class H2	405,646	$657,284
Credit China Holdings Ltd.1	1,466,899	656,470
Shenzhen Investment Ltd.	1,651,134	598,779
Shanghai Industrial Holdings Ltd.	265,680	571,939
China Jinmao Holdings Group Ltd.	2,253,491	562,203
Yuexiu Property Company Ltd.	3,547,443	497,253
Shui On Land Ltd.	1,972,281	494,583
SOHO China Ltd.	1,070,225	480,326
KWG Property Holding Ltd.	770,575	453,854
Renhe Commercial Holdings Company Ltd.*,1	11,059,046	447,985
Harbin Bank Company Ltd. — Class H2	1,727,580	419,890
Agile Property Holdings Ltd.	831,232	383,753
China South City Holdings Ltd.1	1,833,475	363,104
Guotai Junan International Holdings Ltd.1	1,388,964	350,092
Hopson Development Holdings Ltd.*	356,043	347,978
CIFI Holdings Group Company Ltd.	1,565,390	314,038
Noah Holdings Ltd. ADR*,1	13,175	312,248
Joy City Property Ltd.	2,275,360	310,164
Poly Property Group Company Ltd.1	1,111,575	303,047
Greentown China Holdings Ltd.	359,430	287,501
China Financial International Investments Ltd.*	2,547,447	252,250
E-House China Holdings Ltd. ADR1	42,389	246,280
Central China Securities Company Ltd. — Class H	586,179	232,929
Yanlord Land Group Ltd.*	300,793	226,683
Logan Property Holdings Company Ltd.	740,853	220,079
Bank of Chongqing Company Ltd. — Class H1	270,209	214,745
Zall Development Group Ltd.1	914,667	214,077
Sunshine 100 China Holdings Ltd.*,2	446,141	201,953
Yida China Holdings Ltd.	560,261	199,575
Huishang Bank Corporation Ltd. — Class H	450,000	197,334
Beijing Enterprises Medical & Health Group Ltd.*	2,778,864	178,679
Redco Properties Group Ltd.2	229,294	172,793
Beijing Capital Land Ltd. — Class H	485,436	172,296
China SCE Property Holdings Ltd.	824,442	165,394
China Overseas Grand Oceans Group Ltd.	510,056	165,293
CNinsure, Inc. ADR*,1	21,704	156,594
Guorui Properties Ltd.	405,646	153,888
Yuzhou Properties Company Ltd.	699,060	153,726

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 18.5% (continued)
China Aoyuan Property Group Ltd.	825,205	$150,690
National Agricultural Holdings Ltd.*	564,352	146,601
Madex International Holdings Ltd.*	7,446,272	146,509
Glorious Property Holdings Ltd.*	1,424,023	142,839
Shanghai Industrial Urban Development Group Ltd.1	798,748	141,750
Mingfa Group International Company Ltd.	592,709	139,485
Colour Life Services Group Company Ltd.	158,338	109,751
Future Land Development Holdings Ltd.	903,332	108,035
Hydoo International Holding Ltd.	756,445	91,441
China Overseas Property Holdings Ltd.*	815,000	90,135
Wuzhou International Holdings Ltd.*	879,940	87,132
Fantasia Holdings Group Company Ltd.	820,814	86,555
Wanda Hotel Development Company Ltd.*,1	778,887	75,123
Jun Yang Financial Holdings Ltd.*	10,190,192	45,865
Total Financial		18,508,943
Consumer, Non-cyclical - 17.1%
TAL Education Group ADR*,1	25,940	1,342,395
China Huishan Dairy Holdings Company Ltd.1	2,771,057	1,040,552
Shenzhen International Holdings Ltd.	606,162	918,269
Jiangsu Expressway Company Ltd. — Class H	694,589	816,412
Luye Pharma Group Ltd.*	948,000	761,945
Zhejiang Expressway Company Ltd. — Class H	821,943	728,277
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	1,072,000	689,287
Tsingtao Brewery Company Ltd. — Class H	190,000	686,587
Tong Ren Tang Technologies Company Ltd. — Class H	340,261	523,334
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	213,034	493,673
Uni-President China Holdings Ltd.	738,953	488,445
Universal Medical Financial & Technical Advisory Services Company Ltd.*,2	607,460	436,682
Fu Shou Yuan International Group Ltd.	547,192	417,282
China Agri-Industries Holdings Ltd.	1,260,477	348,505
SSY Group Ltd.	1,119,150	336,775
China Modern Dairy Holdings Ltd.1	1,637,001	322,089

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 17.1% (continued)
Shenzhen Expressway Company Ltd. — Class H	402,389	$301,682
CP Pokphand Company Ltd.	3,717,027	301,142
Biostime International Holdings Ltd.1	93,464	293,271
Hua Han Health Industry Holdings Ltd.	2,651,911	272,825
Tibet Water Resources Ltd.1	835,226	266,373
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	122,190	254,558
China Shengmu Organic Milk Ltd.*,2	1,162,357	246,637
Vinda International Holdings Ltd.	152,158	237,155
Yuexiu Transport Infrastructure Ltd.1	372,262	227,393
Goodbaby International Holdings Ltd.	481,362	207,992
Livzon Pharmaceutical Group, Inc. — Class H	48,100	202,268
Anhui Expressway Company Ltd. — Class H	259,693	200,711
China Shineway Pharmaceutical Group Ltd.	163,999	193,606
Dalian Port PDA Company Ltd. — Class H	493,790	181,612
Lifetech Scientific Corp.*	1,142,274	180,680
Phoenix Healthcare Group Company Ltd.	200,506	177,399
Sinovac Biotech Ltd*,1	27,758	177,096
Qingdao Port International Company Ltd. — Class H2	489,588	173,770
Consun Pharmaceutical Group Ltd.	321,637	169,584
Dawnrays Pharmaceutical Holdings Ltd.	226,750	153,963
China Foods Ltd.*	417,193	149,684
Golden Meditech Holdings Ltd.	1,116,940	147,946
Sichuan Expressway Company Ltd. — Class H	485,917	144,972
China Distance Education Holdings Ltd. ADR	11,398	143,615
Shandong Luoxin Pharmaceutical Group Stock Company Ltd. — Class H	98,923	134,846
United Laboratories International Holdings Ltd.*	351,630	127,970
China Yurun Food Group Ltd.*,1	792,751	119,277
Shanghai Haohai Biological Technology Company Ltd. — Class H*,2	20,576	119,071
China Beidahuang Industry Group Holdings Ltd. — Class A*	1,932,000	116,772
Harmonicare Medical Holdings Ltd.*,2	142,098	110,921
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H	142,158	109,871

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 17.1% (continued)
Yashili International Holdings Ltd.	488,491	$103,023
Poly Culture Group Corporation Ltd. — Class H	45,893	102,337
Xiamen International Port Company Ltd. — Class H	563,142	102,111
Microport Scientific Corp.	250,557	100,530
PW Medtech Group Ltd.*	422,542	88,571
YuanShengTai Dairy Farm Ltd.*	1,564,784	84,516
Changshouhua Food Company Ltd.	172,737	77,970
Newtree Group Holdings Ltd.*	407,608	77,054
China Huiyuan Juice Group Ltd.*	173,688	68,795
Shenguan Holdings Group Ltd.	637,991	63,995
China Pioneer Pharma Holdings Ltd.	238,470	52,134
Hang Fat Ginseng Holdings Company Ltd.	3,660,000	22,592
China Animal Healthcare Ltd.*,†††,3	863,000	–
Anxin-China Holdings Ltd.*,†††,3	2,827,938	–
Total Consumer, Non-cyclical		17,138,799
Industrial - 16.1%
Sunny Optical Technology Group Company Ltd.1	388,857	900,115
Tech Pro Technology Development Ltd.*,1	2,865,569	854,937
AviChina Industry & Technology Company Ltd. — Class H	1,186,554	810,247
Beijing Capital International Airport Company Ltd. — Class H	818,614	712,694
Shanghai Electric Group Company Ltd. — Class H1	1,617,771	692,782
Lee & Man Paper Manufacturing Ltd.	969,606	564,844
China Railway Signal & Communication Corporation Ltd. — Class H*,2	1,022,394	539,061
Beijing Enterprises Clean Energy Group Ltd.*	8,720,780	521,487
Haitian International Holdings Ltd.	363,766	485,573
Hollysys Automation Technologies Ltd.*,1	25,688	483,191
Sinotrans Ltd. — Class H	1,224,371	456,611
CT Environmental Group Ltd.1	1,514,848	424,680
China International Marine Containers Group Co. Ltd. — Class H	274,066	392,623
China High Speed Transmission Equipment Group Co. Ltd.	589,311	388,775
BBMG Corp. — Class H	667,959	374,517
Guangshen Railway Company Ltd. — Class H	820,407	361,875
Metallurgical Corporation of China Ltd. — Class H	1,639,000	360,421
China Zhongwang Holdings Ltd.1	809,728	360,288

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 16.1% (continued)
China Machinery Engineering Corp. — Class H	471,855	$345,875
China Lesso Group Holdings Ltd.	568,300	323,756
SITC International Holdings Company Ltd.1	702,864	314,547
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	285,597	307,040
West China Cement Ltd.	1,428,978	299,536
Tianneng Power International Ltd.	420,039	286,286
SIIC Environment Holdings Ltd.*	509,680	253,653
China Resources Cement Holdings Ltd.	996,989	247,447
Greatview Aseptic Packaging Company Ltd.	575,543	239,065
Boer Power Holdings Ltd.	146,496	234,359
China Water Affairs Group Ltd.	487,641	213,841
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	738,087	203,121
Qinhuangdao Port Company Ltd. — Class H	450,716	188,954
Chaowei Power Holdings Ltd.1	355,709	183,432
Hi Sun Technology China Ltd.*	1,041,710	156,736
AVIC International Holding HK Ltd.*	1,834,457	150,981
China Ocean Shipbuilding Industry Group Ltd.*	6,285,390	147,917
Dongjiang Environmental Company Ltd. — Class H	114,310	146,707
Dongfang Electric Corporation Ltd. — Class H	194,387	145,237
Lonking Holdings Ltd.	1,077,088	138,512
China Aerospace International Holdings Ltd.	1,089,802	133,139
Wasion Group Holdings Ltd.	288,648	132,888
Jiangnan Group Ltd.	1,050,392	132,377
Harbin Electric Company Ltd. — Class H	386,111	130,588
First Tractor Company Ltd. — Class H	231,651	128,693
Tianjin Capital Environmental Protection Group Company Ltd. — Class H	194,000	122,994
China Singyes Solar Technologies Holdings Ltd.	256,571	120,430
CPMC Holdings Ltd.	229,868	118,243
Tianjin Port Development Holdings Ltd.	875,450	117,085
Kangda International Environmental Company Ltd.*,2	554,144	109,743
Sinotrans Shipping Ltd.	730,436	108,962
China National Materials Company Ltd. — Class H	613,827	108,933
Sany Heavy Equipment International Holdings Company Ltd.	523,421	107,025

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 16.1% (continued)
Ozner Water International Holding Ltd.*,1,2	496,613	$100,266
EVA Precision Industrial Holdings Ltd.	682,923	99,240
China Huarong Energy Company Ltd.*,1	2,669,161	79,291
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	–
Total Industrial		16,061,620
Communications - 7.5%
SouFun Holdings Ltd. ADR	136,476	727,416
ZTE Corp. — Class H	432,161	704,693
21Vianet Group, Inc. ADR*,1	39,330	690,635
Autohome, Inc. ADR*,1	24,029	588,951
China Communications Services Corp. Ltd. — Class H	1,367,571	550,465
58.com, Inc. ADR*,1	9,166	485,798
Bitauto Holdings Ltd. ADR*	20,628	426,793
51job, Inc. ADR*,1	12,854	357,341
CITIC Telecom International Holdings Ltd.	793,314	317,279
Coolpad Group Ltd.	1,834,654	271,323
Weibo Corp ADR*,1	18,134	260,404
Cogobuy Group*,2	201,844	231,275
China All Access Holdings Ltd.	671,156	224,405
E-Commerce China Dangdang, Inc. — Class A ADR*,1	31,108	206,246
BYD Electronic International Company Ltd.	348,211	195,686
TCL Communication Technology Holdings Ltd.	273,719	186,207
Renren, Inc. ADR*,1	56,935	178,207
Millennium Pacific Group Holdings Ltd.*	979,686	154,963
Wisdom Sports Group	357,230	151,140
China Electronics Corporation Holdings Company Ltd.	478,196	147,589
Tuniu Corp ADR*,1	13,044	137,745
Comba Telecom Systems Holdings Ltd.	666,866	102,909
V1 Group Ltd.	1,674,429	88,285
Phoenix New Media Ltd. ADR*,1	17,869	66,830
Total Communications		7,452,585
Basic Materials - 7.4%
Zijin Mining Group Company Ltd. — Class H1	3,297,965	988,182
Sinopec Shanghai Petrochemical Company Ltd. — Class H	2,000,974	849,162
Aluminum Corporation of China Ltd. — Class H*,1	2,250,864	769,957
Nine Dragons Paper Holdings Ltd.	959,813	640,604
Kingboard Chemical Holdings Ltd.	368,411	537,256
China Hongqiao Group Ltd.1	763,915	432,248
Zhaojin Mining Industry Company Ltd. — Class H1	500,602	393,341
Huabao International Holdings Ltd.	1,135,217	391,246

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Basic Materials - 7.4% (continued)
China Molybdenum Co. Ltd. — Class H1	2,070,388	$330,148
Angang Steel Company Ltd. — Class H1	622,714	253,854
China BlueChemical Ltd. — Class H	1,014,614	224,422
Yingde Gases Group Company Ltd.	604,438	217,643
Fufeng Group Ltd.1	668,135	213,943
Kingboard Laminates Holdings Ltd.	446,387	175,084
Maanshan Iron & Steel Company Ltd. — Class H*,1	991,728	173,447
MMG Ltd.*,1	786,815	160,881
Sinofert Holdings Ltd.	1,005,665	135,793
Dongyue Group Ltd.	684,741	106,548
North Mining Shares Company Ltd. — Class C*,1	7,972,862	92,277
Xingda International Holdings Ltd.	520,454	87,008
China Precious Metal Resources Holdings Company Ltd.*	2,490,857	81,682
Shougang Concord International Enterprises Company Ltd.*	2,454,763	64,398
China Hanking Holdings Ltd.††	354,666	51,083
Total Basic Materials		7,370,207
Technology - 4.7%
Kingsoft Corporation Ltd.1	426,267	843,089
TravelSky Technology Ltd. — Class H	532,597	802,715
Kingdee International Software Group Company Ltd.	1,053,517	348,185
Chinasoft International Ltd.*	1,038,412	345,864
NetDragon Websoft, Inc.1	139,090	342,710
AGTech Holdings Ltd.*,1	1,254,492	303,292
Shunfeng International Clean Energy Ltd.*	1,603,398	263,929
Momo, Inc. ADR*,1	17,662	208,058
HNA International Investment Holdings Ltd.*	4,174,116	198,610
Ju Teng International Holdings Ltd.	482,876	192,501
Leyou Technologies Holdings Ltd.*	1,641,274	177,295
Tian Ge Interactive Holdings Ltd.*,2	342,038	174,623
Hua Hong Semiconductor Ltd.*,2	188,980	173,763
NQ Mobile, Inc. — Class A ADR*,1	41,071	154,838
Changyou.com Ltd. ADR*	6,230	110,084
Boyaa Interactive International Ltd.	297,734	91,891
Total Technology		4,731,447
Energy - 4.7%
Xinyi Solar Holdings Ltd.	2,354,741	660,139
Trina Solar Ltd ADR*,1	50,018	519,687
Sinopec Engineering Group Company Ltd. — Class H	685,075	495,119

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 4.7% (continued)
Yanzhou Coal Mining Company Ltd. — Class H1	1,020,000	$435,485
Beijing Jingneng Clean Energy Co. Ltd. — Class H	1,159,067	332,392
AAG Energy Holdings Ltd.*,2	1,598,934	304,318
JinkoSolar Holding Company Ltd. ADR*,1	12,076	288,616
Sinopec Kantons Holdings Ltd.*,1	567,809	270,171
Shougang Fushan Resources Group Ltd.1	2,270,348	256,927
Sinopec Oilfield Service Corp. — Class H	1,202,388	256,678
JA Solar Holdings Company Ltd. ADR*,1	23,948	213,856
CIMC Enric Holdings Ltd.	328,965	173,448
China Tian Lun Gas Holdings Ltd.*	221,697	171,059
China Suntien Green Energy Corporation Ltd. — Class H1	978,108	115,720
United Energy Group Ltd.*	2,092,566	99,567
Concord New Energy Group Ltd.	2,051,165	88,365
Total Energy		4,681,547
Utilities - 3.2%
China Power International Development Ltd.	1,850,443	773,383
Huaneng Renewables Corporation Ltd. — Class H	2,208,747	511,274
Huadian Power International Corporation Ltd. — Class H	930,678	505,065
Datang International Power Generation Company Ltd. — Class H	1,634,132	426,598
Huadian Fuxin Energy Corporation Ltd. — Class H	1,465,056	263,765
China Power New Energy Development Company Ltd.	2,681,984	203,490
China Oil & Gas Group Ltd.	2,631,586	148,904
China Datang Corporation Renewable Power Company Ltd. — Class H	1,303,172	140,772
Yunnan Water Investment Company Ltd. — Class H*	207,726	115,935
Tianjin Development Holdings Ltd.	228,595	108,769
Total Utilities		3,197,955
Diversified - 1.4%
Legend Holdings Corp. — Class H*,2	203,851	529,540
Carnival Group International Holdings Ltd.*	2,109,845	303,881
C C Land Holdings Ltd.	727,379	231,979
China Chengtong Development Group Ltd.*	1,628,470	131,934
CITIC Resources Holdings Ltd.*,1	1,526,014	121,671
Beijing Development HK Ltd.*	430,660	80,304
Total Diversified		1,399,309
Total Common Stocks
(Cost $148,179,753)		99,984,490

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
RIGHTS - 0.0%**
Coolpad Group Ltd.
Expires 03/31/16*,††	12,000	$77
Total Communications
(Cost $0)		77
SECURITIES LENDING COLLATERAL†,4 - 13.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	12,974,358	$12,974,358
Total Securities Lending Collateral
(Cost $12,974,358)		12,974,358
Total Investments - 113.0%
(Cost $161,154,111)		$112,958,925
Other Assets & Liabilities, net - (13.0)%		(12,975,065)
Total Net Assets - 100.0%		$99,983,860

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $7,075,441 (cost $8,667,972), or 7.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $0, (cost $4,057,473) or 0.0% of total net assets.
4	Securities lending collateral — See Note 4.
ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$99,933,407	$51,083	$—	*	$99,984,490
Securities Lending Collateral	12,974,358	—	—		12,974,358
Rights	—	77	—		77
Total	$112,907,765	$51,160	$—	*	$112,958,925
*Market value is less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 29, 2016 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 3	$—

The transfer from Level 1 to Level 3 is the result of securities being halted on the principal exchange on which they trade.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Assets:
Beginning Balance	$1,971,216
Realized Gain/Loss	(591,745)
Change in Unrealized Gain/Loss	(1,452,541)
Purchases	151,255
Sales	(78,185)
Transfers In	— *
Transfers Out	—
Ending Balance	$— *
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$2,122,471
*Market value is less than $1.

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 90.3%
Argentina – 15.5%
YPF S.A. ADR	76,063	$1,378,262
MercadoLibre, Inc.	12,548	1,276,884
Grupo Financiero Galicia S.A. ADR1	40,028	1,172,020
Banco Macro S.A. ADR*	13,842	930,182
Pampa Energia SA ADR*	21,152	469,786
BBVA Banco Frances S.A. ADR*	17,656	397,613
Total Argentina		5,624,747
Kuwait - 14.3%
National Bank of Kuwait SAKP*	653,416	1,585,222
Kuwait Finance House KSCP*	622,230	1,023,609
Mobile Telecommunications Company KSC*	688,759	824,039
Mabanee Company SAK*	108,679	310,615
Kuwait Projects Company Holding KSCP*	149,227	272,765
Agility Public Warehousing Company KSC	187,311	270,789
Kuwait Food Company Americana SAK	35,353	267,879
Burgan Bank SAK*	163,841	187,854
Mezzan Holding Company KSCC*	50,570	171,424
Boubyan Bank KSCP	120,895	160,711
VIVA Kuwait Telecom Co.*	33,531	106,978
Total Kuwait		5,181,885
Nigeria - 13.2%
Guaranty Trust Bank plc	14,767,139	1,185,818
Nigerian Breweries plc	1,831,552	928,414
Zenith Bank plc	14,346,959	797,093
Nestle Nigeria plc	159,214	571,333
Dangote Cement plc	599,089	426,203
FBN Holdings plc	18,024,980	351,906
Access Bank plc	13,654,746	277,549
Lafarge Africa plc	617,562	261,964
Total Nigeria		4,800,280
Kenya - 9.8%
Safaricom Ltd.	7,854,597	1,252,406
East African Breweries Ltd.	328,633	866,867
Equity Group Holdings Ltd.	1,974,585	757,961
KCB Group Ltd.	1,779,158	696,078
Total Kenya		3,573,312
Pakistan - 9.7%
Habib Bank Ltd.	293,135	507,010
MCB Bank Ltd.	241,195	451,395
Lucky Cement Ltd.	86,048	402,752
Hub Power Company Ltd.	361,092	364,835
Engro Corporation Ltd.	117,861	316,000
Fauji Fertilizer Company Ltd.	291,846	304,408
Oil & Gas Development Company Ltd.	268,927	275,055
Pakistan State Oil Company Ltd.	83,778	257,461
Pakistan Petroleum Ltd.	205,377	227,403
United Bank Ltd.	122,365	176,454

	Shares	Value
COMMON STOCKS† - 90.3% (continued)
Pakistan - 9.7% (continued)
DG Khan Cement Company Ltd.	92,925	$138,848
Pakistan Oilfields Ltd.	45,251	102,115
Total Pakistan		3,523,736
Romania - 7.7%
Banca Transilvania*	2,120,512	1,210,544
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	93,899	606,757
BRD-Groupe Societe Generale S.A.*	229,824	554,391
Electrica S.A.	143,277	416,274
Total Romania		2,787,966
Oman - 7.6%
Oman Telecommunications Company SAOG	302,985	1,255,387
Bank Muscat SAOG*	831,369	915,705
Ominvest	264,364	320,025
Ahli Bank SAOG*	578,177	265,846
Total Oman		2,756,963
Panama - 4.5%
Copa Holdings S.A. — Class A1	26,822	1,637,751
		–
		–
Kazakhstan - 3.0%
KazMunaiGas Exploration Production JSC GDR	121,311	846,750
Halyk Savings Bank of Kazakhstan JSC GDR	67,737	249,950
Total Kazakhstan		1,096,700
Luxembourg - 1.4%
Adecoagro S.A.*	40,616	529,633
		–
Ukraine - 1.4%
Kernel Holding S.A.	40,049	503,767
		–
United Kingdom - 1.3%
KAZ Minerals plc*,1	217,155	458,480
		–
Netherlands - 0.8%
Nostrum Oil & Gas plc	82,140	292,586
		–
		–
Togo - 0.1%
Ecobank Transnational, Inc.	467,614	39,310
		–
Total Common Stocks
(Cost $39,993,922)		32,807,116
EXCHANGE-TRADED FUNDS† - 9.7%
Market Vectors Vietnam ETF1	251,672	3,513,341
Total Exchange-Traded Funds
(Cost $4,534,622)		3,513,341
SECURITIES LENDING COLLATERAL†,2 - 10.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3198%	3,693,187	3,693,187
Total Securities Lending Collateral
(Cost $3,693,187)		3,693,187
Total Investments - 110.2%
(Cost $48,221,731)		$40,013,644
Other Assets & Liabilities, net - (10.2)%		(3,697,182)
Total Net Assets - 100.0%		$36,316,462

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$32,807,116	$—	$—	$32,807,116
Exchange-Traded Funds	3,513,341	—	—	3,513,341
Securities Lending Collateral	3,693,187	—	—	3,693,187
Total	$40,013,644	$—	$—	$40,013,644

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 86.5%
United Kingdom - 10.2%
Ladbrokes plc	90,927	$173,981
Prudential plc	8,802	154,251
Home Retail Group plc	58,615	144,176
Carnival plc	2,782	138,719
ARM Holdings plc	9,104	126,366
SABMiller plc	1,924	112,024
BP plc	22,146	108,467
Royal Dutch Shell plc — Class B	4,644	106,462
SSE plc	4,446	85,814
Aviva plc	13,245	80,884
Old Mutual plc	33,114	78,589
Rio Tinto plc	2,822	74,879
BHP Billiton plc	7,050	71,525
Anglo American plc1	9,503	63,601
InterContinental Hotels Group plc	1,656	62,888
Johnson Matthey plc	1,022	36,418
Total United Kingdom		1,619,044
Hong Kong - 7.2%
Hang Lung Properties Ltd.	88,000	154,359
Lenovo Group Ltd.	182,000	151,898
CLP Holdings Ltd.	15,000	130,785
Television Broadcasts Ltd.	29,900	117,660
China Merchants Holdings International Company Ltd.	36,365	100,779
Shanghai Industrial Holdings Ltd.	43,000	92,568
Cathay Pacific Airways Ltd.	57,000	90,893
Beijing Enterprises Holdings Ltd.	19,500	90,652
Hang Lung Group Ltd.	34,000	88,540
Hong Kong & China Gas Company Ltd.	31,000	54,536
MTR Corporation Ltd.	10,077	46,587
China Unicom Hong Kong Ltd.	22,000	25,066
Total Hong Kong		1,144,323
United States - 7.0%
Noble Energy, Inc.	6,060	178,770
Apache Corp.	4,475	171,303
EOG Resources, Inc.	2,586	167,418
Cimarex Energy Co.	1,831	153,859
QEP Resources, Inc.	14,224	138,826
Murphy Oil Corp.	6,532	112,220
Anadarko Petroleum Corp.	2,828	107,323
Devon Energy Corp.	4,747	93,421
Total United States		1,123,140
Japan - 5.6%
Makita Corp.	3,200	187,961
Amada Holdings Company Ltd.	13,100	121,512
Kao Corp.	1,900	95,930
ANA Holdings, Inc.	33,000	93,350
Tokio Marine Holdings, Inc.	2,300	80,202
FUJIFILM Holdings Corp.	1,800	67,487
Bridgestone Corp.	1,800	63,038
NSK Ltd.	5,800	52,977
Minebea Company Ltd.	7,000	51,473
Fujitsu Ltd.	11,000	40,258
Nintendo Company Ltd.	200	28,022
Casio Computer Company Ltd.1	700	12,893

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Japan - 5.6% (continued)
Alps Electric Company Ltd.	638	$10,491
Total Japan		905,594
Bermuda – 5.0%
Shangri-La Asia Ltd.	224,000	212,300
Varitronix International Ltd.	155,000	109,231
Huabao International Holdings Ltd.*	288,000	99,257
TAI Cheung Holdings Ltd.	126,000	90,739
Yue Yuen Industrial Holdings Ltd.	24,644	87,628
Jardine Strategic Holdings Ltd.	2,700	79,623
CP Pokphand Company Ltd.	926,000	75,022
Esprit Holdings Ltd.	44,800	40,040
Total Bermuda		793,840
Jersey - 4.4%
WPP plc	7,402	157,104
Wolseley plc	2,973	153,546
Randgold Resources Ltd. ADR1	1,421	129,666
Shire plc	1,924	101,567
Glencore plc	49,452	91,832
Experian plc	3,771	62,170
Total Jersey		695,885
Cayman Islands - 4.0%
Himax Technologies, Inc. ADR	27,156	268,573
Agile Property Holdings Ltd.	280,000	129,267
SouFun Holdings Ltd. ADR	23,335	124,376
Country Garden Holdings Company Ltd.	311,000	113,183
Total Cayman Islands		635,399
Australia - 3.7%
Fortescue Metals Group Ltd.1	93,879	136,788
WorleyParsons Ltd.1	35,998	107,989
Westpac Banking Corp.	5,083	104,378
Australia & New Zealand Banking Group Ltd.	6,033	96,523
Santos Ltd.	33,256	78,623
BHP Billiton Ltd.	6,619	73,609
Total Australia		597,910
France - 3.1%
Valeo S.A.	1,369	190,101
Engie S.A.	6,991	108,510
Vivendi S.A.	5,018	104,303
Pernod-Ricard S.A.	822	87,626
Total France		490,540
Germany - 2.9%
SAP AG	2,048	155,634
Infineon Technologies AG	10,879	133,159
Allianz AG	682	101,706
Continental AG	369	74,013
Total Germany		464,512
India - 2.9%
Infosys Ltd. ADR	8,459	142,280
Wipro Ltd. ADR1	11,756	131,432
ICICI Bank Ltd. ADR	16,590	94,065
Vedanta Resources plc ADR	12,789	53,842
HDFC Bank Ltd. ADR	460	24,297

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
India - 2.9% (continued)
Dr Reddy's Laboratories Ltd. ADR	324	$14,250
Total India		460,166
Spain - 2.8%
Bankinter S.A.	16,109	106,752
Telefonica S.A.	9,312	93,530
Grifols S.A.	4,114	90,295
Banco Santander S.A.	20,033	81,691
Repsol S.A.*	7,062	73,080
Total Spain		445,348
China - 2.5%
Huaneng Power International, Inc. ADR1	4,523	142,972
China Southern Airlines Company, Ltd. ADR1	4,374	123,697
China Telecom Corporation Ltd. ADR1	1,806	87,988
China Life Insurance Company Ltd. ADR1	4,796	52,324
Total China		406,981
Singapore - 2.5%
CapitaLand Ltd.	94,500	200,214
United Overseas Bank Ltd.	8,200	99,982
Keppel Corporation Ltd.	25,800	95,015
Total Singapore		395,211
Netherlands - 2.3%
BE Semiconductor Industries N.V.	6,076	153,989
Randstad Holding N.V.	2,327	120,516
Heineken N.V.	1,195	96,291
Total Netherlands		370,796
Israel - 2.3%
Formula Systems 1985 Ltd.	6,166	190,727
Teva Pharmaceutical Industries Ltd.	1,658	93,648
Bank Hapoalim BM	16,060	78,693
Total Israel		363,068
Chile - 1.9%
Banco Santander Chile ADR	10,947	188,179
Cia Cervecerias Unidas S.A. ADR1	4,943	96,438
Banco de Chile ADR	234	14,241
Empresa Nacional de Electricidad S.A. ADR	286	11,357
Total Chile		310,215
Switzerland - 1.7%
Novartis AG	1,216	87,476
Zurich Insurance Group AG	377	80,434
Roche Holding AG	252	64,202
Nestle S.A.	523	36,810
Total Switzerland		268,922
Luxembourg - 1.6%
Tenaris S.A.	16,485	180,013
ArcelorMittal	19,226	74,682
Total Luxembourg		254,695
Mexico - 1.6%
Coca-Cola Femsa SAB de CV ADR1	1,827	134,193

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Mexico - 1.6% (continued)
Grupo Aeroportuario del Sureste SAB de CV ADR	845	$118,249
Total Mexico		252,442
Brazil - 1.6%
CPFL Energia S.A. ADR*,1	17,970	150,948
Ultrapar Participacoes S.A. ADR	6,423	100,135
Total Brazil		251,083
Italy - 1.5%
Intesa Sanpaolo SpA	60,733	154,548
Eni SpA	6,093	85,734
Total Italy		240,282
Canada - 1.2%
Canadian Natural Resources Ltd.	9,012	187,989
		–
South Africa - 1.1%
Sasol Ltd. ADR	6,546	177,461
		–
Norway - 1.1%
Yara International ASA	4,495	174,588
		–
Austria - 1.0%
Flughafen Wien AG	1,871	163,204
		–
Taiwan, Province of China - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,654	156,702
		–
Sweden - 0.9%
Swedbank AB — Class A	7,422	150,360
		–
Republic of Korea - 0.9%
Shinhan Financial Group Company Ltd. ADR	2,615	80,411
KB Financial Group, Inc. ADR	2,870	68,191
Total Republic of Korea		148,602
Philippines - 0.8%
Philippine Long Distance Telephone Co. ADR	3,220	124,582
		–
Argentina - 0.2%
Grupo Financiero Galicia S.A. ADR	888	26,001
		–
Total Common Stocks
(Cost $16,679,579)		13,798,885
PREFERRED STOCKS† - 2.6%
Brazil - 2.6%
Cia Paranaense de Energia ADR	47,862	275,207

Itau Unibanco Holding S.A. ADR	18,221	114,792

Cia Brasileira de Distribuicao ADR	2,179	22,858
Total Preferred Stocks
(Cost $564,838)		412,857
ROYALTY TRUST† - 0.1%
United States - 0.1%
BP Prudhoe Bay Royalty Trust1	470	12,291
1	–	–
Total Royalty Trust
(Cost $30,679)		12,291

	Shares	Value
CLOSED-END FUNDS† - 10.2%
Babson Capital Global Short Duration High Yield Fund1	10,833	$167,695
First Trust Intermediate Duration Preferred & Income Fund1	6,797	146,680
BlackRock Core Bond Trust1	9,774	126,671
DoubleLine Income Solutions Fund	7,938	123,912
Calamos Global Dynamic Income Fund	18,605	118,700
BlackRock Multi-Sector Income Trust	7,786	118,269
BlackRock Limited Duration Income Trust1	8,420	117,206
First Trust High Income Long/Short Fund	8,254	115,639
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	4,534	101,380
Eaton Vance Floating-Rate Income Trust	7,351	88,286
Eaton Vance Senior Floating-Rate Trust1	7,543	87,725

	Shares	Value
CLOSED-END FUNDS† - 10.2% (continued)
BlackRock Resources & Commodities Strategy Trust	12,799	$86,137
Aberdeen Asia-Pacific Income Fund, Inc.1	17,433	80,017
BlackRock Floating Rate Income Strategies Fund, Inc.1	6,524	79,789
Eaton Vance Tax-Advantaged Global Dividend Income Fund1	4,953	67,311
Total Closed-End Funds
(Cost $1,851,276)		1,625,417
SECURITIES LENDING COLLATERAL†,2 - 9.5%

BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	1,507,391	1,507,391
Total Securities Lending Collateral
(Cost $1,507,391)		1,507,391
Total Investments - 108.9%
(Cost $20,633,763)		$17,356,841
Other Assets & Liabilities, net - (8.9)%		(1,420,920)
Total Net Assets - 100.0%		$15,935,921

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 29, 2016 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$13,798,885	$—	$—	$13,798,885
Preferred Stocks	412,857	—	—	412,857
Royalty Trust	12,291	—	—	12,291
Closed-End Funds	1,625,417	—	—	1,625,417
Securities Lending Collateral	1,507,391	—	—	1,507,391
Total	$17,356,841	$—	$—	$17,356,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 83.8%
Bermuda - 26.0%
COSCO Pacific Ltd.	1,596,410	$1,669,054
Nordic American Tankers Ltd.1	93,045	1,285,882
Ship Finance International Ltd.1	72,327	942,421
GasLog Ltd.1	81,035	769,833
BW LPG Ltd.2	112,186	728,372
Tsakos Energy Navigation Ltd.	119,570	707,854
Stolt-Nielsen Ltd.	55,134	504,369
Avance Gas Holding Ltd.1,2	58,233	467,590
Total Bermuda		7,075,375
Denmark - 22.8%
AP Moeller - Maersk A/S — Class B	4,725	6,218,645
		–
Japan - 14.2%
Nippon Yusen K.K.	1,304,000	2,402,941
Kawasaki Kisen Kaisha Ltd.1	878,000	1,470,140
Total Japan		3,873,081
Marshall Islands - 11.2%
Seaspan Corp.1	57,367	968,355
DHT Holdings, Inc.	120,188	700,696
Costamare, Inc.	67,881	504,356
Teekay Corp.1	55,672	445,376
Navios Maritime Holdings, Inc.	508,218	419,686
Total Marshall Islands		3,038,469
United States - 5.8%
Matson, Inc.	39,494	1,583,315

		–
	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Singapore - 3.8%
Sembcorp Marine Ltd.1	947,400	$1,030,551
		–
Total Common Stocks
(Cost $37,196,781)		22,819,436
MASTER LIMITED PARTNERSHIPS† - 15.6%
Marshall Islands - 15.6%
Golar LNG Partners, LP1	71,319	1,041,257
KNOT Offshore Partners, LP1	50,515	800,663
GasLog Partners, LP1	45,406	696,074
Teekay LNG Partners, LP1	62,296	637,288
Capital Product Partners, LP	153,003	512,560
Teekay Offshore Partners, LP1	104,084	308,089
Navios Maritime Partners, LP	233,629	261,664
Total Master Limited Partnerships
(Cost $11,640,134)		4,257,595
SECURITIES LENDING COLLATERAL†,3 - 25.6%

BNY Mellon Separately Managed Cash Collateral Account, 0.3196%	6,967,746	6,967,746
Total Securities Lending Collateral
(Cost $6,967,746)		6,967,746
Total Investments - 125.0%
(Cost $55,804,661)		$34,044,777
Other Assets & Liabilities, net - (25.0)%		(6,815,100)
Total Net Assets - 100.0%		$27,229,677

Other Information (unaudited)

†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 29, 2016 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,195,962 (cost $2,114,001), or 4.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral - See Note 4.

The following table summarized the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$22,819,436	$—	$—	$22,819,436
Master Limited Partnerships	4,257,595	—	—	4,257,595
Securities Lending Collateral	6,967,746	—	—	6,967,746
Total	$34,044,777	$—	$—	$34,044,777

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 95.1%
United States - 28.8%
International Paper Co.	207,687	$7,414,426
Weyerhaeuser Co. REIT	259,810	6,749,865
Rayonier, Inc. REIT	293,080	6,397,936
Packaging Corporation of America	121,660	5,900,510
WestRock Co.	173,056	5,844,101
Domtar Corp.	148,716	5,233,316
Greif, Inc. — Class A	121,604	3,223,722
Potlatch Corp. REIT	97,592	2,580,332
Total United States		43,344,208
Japan - 10.9%
Oji Holdings Corp.	1,931,838	7,308,038
Sumitomo Forestry Co. Ltd.	407,469	4,552,101
Nippon Paper Industries Company Ltd.1	266,490	4,504,655
Total Japan		16,364,794
Brazil - 10.8%
Klabin S.A.	1,296,614	7,005,554
Fibria Celulose S.A. ADR1	624,035	6,752,059
Duratex S.A.	1,661,222	2,538,193
Total Brazil		16,295,806
Finland - 9.6%
UPM-Kymmene Oyj	431,461	7,336,783
Stora Enso Oyj — Class R	870,223	7,205,023
Total Finland		14,541,806
Sweden - 9.5%
Svenska Cellulosa AB SCA — Class B	286,737	8,569,827
Holmen AB — Class B	195,983	5,727,361
Total Sweden		14,297,188
South Africa - 8.3%
Mondi Ltd.	417,826	7,509,268
Sappi Ltd.*	1,213,858	4,969,275
Total South Africa		12,478,543

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Canada - 7.1%
West Fraser Timber Company Ltd.	194,363	$6,001,923
Canfor Corp.*	312,327	3,227,948
Western Forest Products, Inc.	925,680	1,435,057
Total Canada		10,664,928
Ireland - 4.8%
Smurfit Kappa Group plc	309,722	7,164,692
		–
Portugal - 4.1%
Portucel S.A.	1,830,434	6,161,484
		–
Spain - 1.2%
Ence Energia y Celulosa S.A.	562,328	1,765,783
		–
Total Common Stocks
(Cost $156,267,931)		143,079,232
PREFERRED STOCKS† - 4.8%
Brazil - 4.8%
Suzano Papel E Celulose SA	1,737,321	7,203,728
2		–
Total Preferred Stocks
(Cost $6,162,021)		7,203,728

SECURITIES LENDING COLLATERAL†,2 - 0.0%**

BNY Mellon Separately Managed Cash Collateral Account, 0.3637%	6,391	6,391
Total Securities Lending Collateral
(Cost $6,391)		6,391
Total Investments - 99.9%
(Cost $162,436,343)		$150,289,351
Other Assets & Liabilities, net - 0.1%		152,247
Total Net Assets - 100.0%		$150,441,598

Guggenheim Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 2.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$143,079,232	$—	$—	$143,079,232
Preferred Stocks	7,203,728	—	—	7,203,728
Securities Lending Collateral	6,391	—	—	6,391
Total	$150,289,351	$—	$—	$150,289,351

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange –Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 7 portfolios have a quarterly reporting period ended on February 29, 2016:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or

the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of February 29, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Canadian Energy Income ETF	$51,417,498	$-	$(16,053,751)	$(16,053,751)
Guggenheim China Real Estate ETF	18,799,456	181,423	(5,754,117)	(5,572,694)
Guggenheim China Small Cap ETF	168,373,012	4,550,402	(59,964,489)	(55,414,087)
Guggenheim Frontier Markets ETF	48,610,019	2,630,413	(11,226,788)	(8,596,375)
Guggenheim International Multi-Asset Income ETF	20,718,883	379,973	(3,742,015)	(3,362,042)
Guggenheim Shipping ETF	57,548,961	728,061	(24,232,245)	(23,504,184)
Guggenheim Timber ETF	163,764,638	10,877,525	(24,352,812)	(13,475,287)

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of February 29, 2016, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$9,446,749	$9,940,298	$-	$9,940,298
Guggenheim China Real Estate ETF	181,926	194,039	894	194,933
Guggenheim China Small Cap ETF	14,101,555	12,974,358	4,064,427	17,038,785
Guggenheim Frontier Markets ETF	3,593,669	3,693,187	-	3,693,187
Guggenheim International Multi-Asset Income ETF	1,454,809	1,507,391	-	1,507,391
Guggenheim Shipping ETF	8,135,572	6,967,746	1,490,880	8,458,626
Guggenheim Timber ETF	4,241,241	6,391	4,590,992	4,597,383

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 28, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2016